Earnings per share	12 Months Ended
Dec. 31, 2020
12. Earnings per share

Basic and diluted earnings per share are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 1,000,171,839, 1,001,046,568 and 1,001,575,455 for 2018, 2019 and 2020, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares and from December 28, 2017, the right to receive forty-eight (48) Shares.

Computation of basic and diluted earnings per share:

	2018 RMB’000	2019 RMB’000	2020 RMB’000

Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	6,524	46,893	15,883

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	1,000,172	1,001,047	1,001,575

Basic and diluted earnings per share	0.01	0.05	0.02